Shareholder Report	6 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000234653
Shareholder Report [Line Items]
Fund Name	Fairlead Tactical Sector ETF
Trading Symbol	TACK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fairlead Tactical Sector ETF for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fairlead/. You can also request this information by contacting us at (877) 865-9549.
Additional Information Phone Number	(877) 865-9549
Additional Information Website	https://funddocs.filepoint.com/fairlead/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 22, 2022)
Fairlead Tactical Sector ETF - NAV	11.99%	4.00%
Fairlead Tactical Sector ETF - Market Price	12.13%	4.00%
Russell 1000 Equal Weight Index Total Return	9.49%	2.49%
Morningstar Moderate Target Risk Index	10.51%	3.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Performance Inception Date		Mar. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 211,639,632	$ 211,639,632
Holdings Count | Holding	8	8
Advisory Fees Paid, Amount	$ 621,375
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$211,639,632 Number of Portfolio Holdings8 Advisory Fee $621,375 Portfolio Turnover34%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	99.6%

C000206278
Shareholder Report [Line Items]
Fund Name	Reynders, McVeigh Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	ESGEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 950-6868
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 29, 2019)
Reynders, McVeigh Core Equity Fund - Institutional Shares	15.93%	14.06%	14.06%
S&P 500® Index	22.15%	15.00%	15.19%
MSCI World Index	18.34%	12.06%	12.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 85,726,512	$ 85,726,512
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 224,719
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$85,726,512 Number of Portfolio Holdings50 Advisory Fee (net of waivers)$224,719 Portfolio Turnover10%
Holdings [Text Block]

What did the Fund invest in?

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Financials	0.9%
Energy	2.0%
Communications	4.3%
Consumer Staples	5.5%
Materials	6.2%
Consumer Discretionary	6.8%
Health Care	19.7%
Industrials	22.9%
Technology	30.6%

C000246834
Shareholder Report [Line Items]
Fund Name	The Nightview Fund
Trading Symbol	NITE
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 19,678,236	$ 19,678,236
Holdings Count | Holding	18	18
Advisory Fees Paid, Amount	$ 24,631
InvestmentCompanyPortfolioTurnover	29.00%